Segment Reporting	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

During the six months ended March 31, 2025 and 2024, the Company operated in three primary reportable segments, which were the foreign language education (QHI), foreign language education (RIL) and the professional training programs. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

A summary of segment information for the six months ended March 31, 2025:

	Foreign language education - QHI -	Foreign language education - RIL -	Professional education and training programs	Other	Total
	US$	US$	US$	US$	US$

Revenue	1,550,559	24,304	3,792,542	-	5,367,405
Segmented loss (profit)	1,893,461	277,201	(562,868)	355,307	1,963,101
Other income					(1,890,840)
Interest income					(2,673)
Loss before income taxes					69,588
Income taxes expense					86,571
Net loss					156,159

A summary of segment information for the six months ended March 31, 2024:

	Foreign language education - QHI -	Foreign language education - RIL -	Professional education and training programs	Other	Total
	US$	US$	US$	US$	US$

Revenue	2,178,611	203,258	1,780,781	-	4,162,650
Segmented loss	2,890,508	192,473	676,298	384,279	4,143,558
Other income					(493,554)
Interest income					(19,948)
Loss before income taxes					3,630,056
Income taxes (recovery)					(113,142)
Net loss					3,516,914

As at March 31, 2025, total assets located in the U.S. and Canada were $18,618,515 or 93%, and $1,419,559 or 7% of the Company’s total assets.

As at September 30, 2024, total assets located in the U.S. and Canada were $21,774,378 or 93%, and $1,516,949 or 7% of the Company’s total assets.